SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash	$ 5,044	$ 7,773	$ 7,920	$ 1,883	$ 961
Allowance for doubtful accounts receivable			0	0
Accounts receivable				24,469
Revenue recognized				194,481
Operating expenses	198,602	257,962	768,627	771,059
Research and development	14,257	25,487	57,285	125,664
Professional fees	44,448	168,737	488,287	403,164
Selling, general and administrative expenses	60,872	63,738	223,055	242,231
Stock based compensation	79,025	152,834	378,113	1,357,141
Intangible assets				$ 200
Common stock transferred shares in exchange for properties, Shares			1,000,000
Common stock transferred shares in exchange for properties, Amount			$ 1,000
Stock in exchange for services	$ (79,025)
Minimum [Member]
Intangible assets estimated useful lives			5 years
Maximum [Member]
Intangible assets estimated useful lives			17 years
Customer [Member]
Accounts receivable description			Accounts receivable are due within 30 to 60 days and are stated at amounts due from customers.
Customer One [Member]
Accounts receivable description			accounts receivable from one customer which individually represented 100% of total accounts receivable. The customer received shipment of a Neutron Source Directional Equipment shortly before December 31, 2018 and 100% of accounts receivable were collected in January of 2018.
Sales revenue percentage			100.00%